New Accounting Pronouncements	12 Months Ended
Jan. 31, 2017
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

(19) New Accounting Pronouncements

On January 26, 2017, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2017-04, “Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment,” which simplifies the manner in which an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. However, under the amendments in this ASU, an entity should (1) perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount, and (2) recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, with the understanding that the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The guidance is effective for us beginning on February 1, 2020 and will be applied on a prospective basis. We are currently evaluating the effect that the adoption of this ASU will have on our financial statements.

On December 22, 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Revenue from Contracts with Customers.” The amendments in ASU 2016-20 include thirteen technical corrections and improvements that affect only narrow aspects of the guidance issued in ASU 2014-09. These narrow aspects include (1) pre-production costs related to long-term supply arrangements; (2) contract costs–impairment testing; (3) contract costs–interaction of impairment testing with guidance in other Topics; (4) provisions for losses on production-type and construction-type contracts; (5) scope of FASB ASC 606; (6) disclosure of remaining performance obligations; (7) contract modifications example; (8) fixed-odds wagering contracts in the casino industry; (9) cost capitalization for advisors to private and public funds, (10) loan guarantee fees; (11) contract asset versus receivable; (12) refund liability; and (13) advertising costs. ASU 2016-20 will become effective when the guidance in ASU No. 2014-09 becomes effective, beginning February 1, 2018 for Layne. We are currently evaluating the effect that the adoption of this ASU will have on our financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows: Restricted Cash,” which provides guidance about the presentation of changes in restricted cash and restricted cash equivalents on the statement of cash flows. This ASU is effective for us beginning on February 1, 2018 and will be applied using a retrospective transition method to each period presented.  We are currently evaluating the effect that the adoption of this ASU will have on our financial statements.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments.” This ASU provides guidance and clarification in regards to the classification of eight types of receipts and payments in the statement of cash flows, including debt repayment or extinguishment costs, settlement of zero-coupon bonds, proceeds from the settlement of insurance claims, distributions received from equity method investees and cash receipts from beneficial interest in securitization transactions. The guidance is effective for us beginning on February 1, 2018 and will be applied using a retrospective transition method to each period presented. We are currently evaluating the effect that the adoption of this ASU will have on our financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases,” which establishes a right-of-use (ROU) model that requires a lessee to record an ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. ASU 2016-02 requires modified retrospective adoption for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. We anticipate adopting this ASU beginning on February 1, 2019. We are currently evaluating the effect that the adoption of this ASU will have on our financial statements. See Note 11 to the Consolidated Financial Statements for further discussion of our operating leases.

On July 22, 2015, the FASB issued ASU 2015-11, “Inventory – Simplifying the Measurement of Inventory,” which applies to inventory measured using first-in, first-out or average cost. The guidance in this update states that inventory within scope shall be measured at the lower of cost or net realizable value, and when the net realizable value of inventory is lower than its cost, the difference shall be recognized as a loss in earnings. The new standard is effective for us beginning on February 1, 2017 and will be applied on a prospective basis. The adoption of this ASU will not have a material impact on our financial statements.

On August 27, 2014, FASB issued ASU 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern”. The guidance, which is effective for annual reporting periods ending after December 15, 2016, extends the responsibility for performing the going-concern assessment to management and contains guidance on how to perform a going-concern assessment and when going-concern disclosures would be required under GAAP. We adopted this guidance on the fourth quarter of the fiscal year ended January 31, 2017 and it did not have a material effect on our financial statements.

The FASB issued ASU 2014-09, “Revenue from Contracts with Customers” on May 28, 2014. On August 12, 2015, the FASB issued ASU 2015-14, which defers the adoption of ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. This guidance defines the steps to recognize revenue for entities that have contracts with customers as well as requiring significantly expanded disclosures regarding the qualitative and quantitative information of the nature, amount, timing, and uncertainty of revenue and cash flows arising from such contracts. We have completed our initial assessment of this ASU and anticipate adopting the new guidance beginning on February 1, 2018 using the full retrospective method that will result in restatement of the comparative periods presented. We are in the process of preparing to implement changes to our accounting policies and controls, business processes and information systems to support the new revenue recognition and disclosure requirements. We are continuing to evaluate the potential impact that this ASU will have on our financial position and results of operations.